Earnings Per Share (Schedule Showing Calculation Of Basic And Diluted Earnings Per Share) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Earnings Per Share, Basic And Diluted, By Common Class, Including Two Class Method [Line Items]
Income available to common shareholders	$ 23,208	$ 21,234	$ 12,560	$ 19,393	$ 17,357	$ 16,347	$ 5,186	$ 14,647	$ 76,395		$ 53,538		$ 48,826
Distributed and undistributed earnings to common shareholders - Basic									74,952		52,550		47,845
Distributed and undistributed earnings to common shareholders - Diluted									74,958		52,571		47,855
Weighted average shares outstanding - Basic									29,454,084	[1]	28,500,420	[1]	25,681,266	[1]
Weighted average shares outstanding - Diluted									28,957,696		28,141,300		25,394,120
Earnings per common share - Basic	$ 0.79	$ 0.73	$ 0.43	$ 0.66	$ 0.59	$ 0.55	$ 0.19	$ 0.54	$ 2.59		$ 1.88		$ 1.90
Earnings per common share - Diluted	$ 0.79	$ 0.73	$ 0.43	$ 0.66	$ 0.59	$ 0.54	$ 0.18	$ 0.54	$ 2.59		$ 1.87		$ 1.88
Weighted average basic shares outstanding, unvested restricted stock									552,609		484,361		498,692
Unvested Restricted Stock [Member]
Earnings Per Share, Basic And Diluted, By Common Class, Including Two Class Method [Line Items]
Distributed and undistributed earnings to unvested restricted stock									(1,443)		(988)		(981)
Undistributed earnings reallocated to unvested restricted stock									$ 6		$ 21		$ 10
Earnings per common share - Basic									$ 2.61		$ 2.04		$ 1.97
Earnings per common share - Diluted									$ 2.60		$ 2.00		$ 1.95

[1]	Weighted average basic shares outstanding include 552,609, 484,361, and 498,692 shares of unvested restricted stock for the years ended December 31, 2012, 2011, and 2010, respectively.